SHARE-BASED COMPENSATION (Sogou Share-based Awards, Sohu Management Sogou Share Option Arrangement, Share Option Activity) (Details) - Sohu Management Sogou Share Option Arrangement [Member] - Share Options [Member] - Class A Ordinary Shares [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance		9
Number of Shares, Granted		0
Number of Shares, Exercised		0
Number of Shares, Forfeited/Expired		0
Number of Shares, Outstanding, Ending Balance		9	9
Number of Shares, Vested, Ending Balance, and expected to vest thereafter		9
Number of Shares, Exercisable, Ending Balance		9
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.001
Weighted Average Exercise Price, Outstanding, Ending Balance		0.001	$ 0.001
Weighted Average Exercise Price, Vested, Ending balance, and expected to vest thereafter		0.001
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning Balance		4 years 4 months 17 days	5 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending Balance		4 years 4 months 17 days	5 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance, and expected to vest thereafter		4 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		4 years 4 months 17 days
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 73
Aggregate Intrinsic Value, Vested, Ending balance, and expected to vest thereafter	[1]	73
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 73

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $8.15 on the last trading day in 2020 and the exercise price of the options.